Trade and Other Receivables (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade and other current receivables [abstract]
Number of monthly payments (mainly)	36
Annual discount rate	3.30%	3.30%